PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Cost	$ 7,501	$ 7,119
Accumulated depreciation	5,843	5,408
Depreciated cost	1,658	1,711
Depreciation	461	715	$ 989
Computers, software and related equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,506	1,431
Accumulated depreciation	1,351	1,264
Laboratory equipment and office furniture [Member]
Property, Plant and Equipment [Line Items]
Cost	3,674	3,367
Accumulated depreciation	3,114	3,001
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	2,321	2,321
Accumulated depreciation	1,378	1,143
Obsolete property and equipment and certain nonfunctional Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	26	220
Accumulated depreciation	$ 26	$ 188